The Royce Funds

745 Fifth Avenue
New York, NY 10151
(212) 508-4500
(800) 221-4268

June 8, 2012

Securities and Exchange Commission
Attn: Mr. Kevin Rupert
100 F. Street, N.E.
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	The Royce Fund
File Nos. 002-80348 & 811-03599

Dear Mr. Rupert:

          Enclosed herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 112 under the 1933 Act and Amendment No. 114 under the 1940 Act to the Registration Statement on Form N-1A of The Royce Fund (the “Trust”).

          This Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to reflect the addition of newly-created Institutional Class shares of Royce Dividend Value Fund. The Amendment contains one prospectus (the “New Prospectus”) offering Institutional Class shares of Royce Dividend Value Fund and the Trust’s Statement of Additional Information, updated to add such Class. The New Prospectus will contain substantially similar disclosure to that previously reviewed by the staff in April 2010 (Post-Effective Amendment No. 96 filed under Rule 485(a) and subsequently declared effective on May 1, 2010) for the Investment and Service Class shares of Royce Dividend Value Fund (the “Existing Prospectus”). The disclosure contained in the New Prospectus will not differ in any material respect from the disclosure contained in the Existing Prospectus except to the extent necessary to reflect the Institutional Class of shares.

          Disclosure in the New Prospectus relating to the Institutional Class shares of Royce Dividend Value Fund is substantially similar to disclosure previously reviewed by the staff during January/February 2012 (Post-Effective Amendment No. 106 filed under Rule 485(a) and subsequently declared effective on March 1, 2012) for the Institutional Class shares of Royce Special Equity Multi-Cap Fund. Please note that certain information in the Statement of Additional Information concerning principal holders of shares has not been updated nor have the following exhibits to the Registration Statement been included in the filing: Fee Waiver and Expense Reimbursement Agreement, Legal Opinion and Auditor’s Consent. A subsequent post-effective amendment to the Registration Statement will contain such information as well as changes necessary to incorporate any comments received from the staff.

          In light of the substantial similarity of the proposed disclosure to language already reviewed by the staff, we respectfully request that the staff conduct a limited review of the enclosed Amendment. In addition, we hereby request that the effectiveness of this Amendment be accelerated before the close of business on August 1, 2012, or as soon thereafter as practicable.

          Please contact me at (212) 508-4578 if you have any questions or comments.

Very truly yours,

/s/ John E. Denneen

John E. Denneen
General Counsel